Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	€ (217,991)	€ (103,231)	€ (305,436)
Adjustment for non-cash transactions	117,296	57,718	230,723
Adjustment for items to disclose separately under operating cash flow	(4,533)	11,227	4,067
Adjustment for items to disclose under investing and financing cash flows	(3,789)	(28,847)	(2,472)
Change in working capital other than deferred income	(32,313)	(23,337)	146,092
Cash used for other liabilities related to the acquisition of subsidiaries	(28,164)
Decrease in deferred income	(383,618)	(453,720)	(207,787)
Cash used in operations	(488,487)	(493,516)	(426,998)
Interest paid	(12,463)	(12,540)	(9,033)
Interest received	4,839	2,913	10,054
Income taxes paid	(4,433)	(684)	(1,358)
Net cash flows used in operating activities	(500,544)	(503,827)	(427,336)
Purchase of property, plant and equipment	(27,389)	(54,205)	(42,522)
Purchase of and expenditure in intangible fixed assets	(9,558)	(3,674)	(48,793)
Proceeds from disposal of property, plant and equipment	739		49
Purchase of current financial investments	(2,728,634)	(1,561,015)	(4,574,206)
Interest received related to current financial investments	2,996	12	3,500
Sale of current financial investments	1,641,602	2,127,380	5,415,316
Disposals of subsidiaries, net of cash disposed		28,696
Cash out from acquisition of subsidiaries, net of cash acquired	(115,270)
Cash advances and loans to third parties	(10,000)
Acquisition of financial assets			(2,681)
Proceeds from sale of financial assets held at fair value through profit or loss		4,045	6,626
Net cash flows generated from/used in (-) investing activities	(1,245,514)	541,238	757,288
Payment of lease liabilities and other debts	(8,182)	(7,190)	(6,247)
Proceeds from capital and share premium increases from exercise of subscription rights	6,695	3,314	28,287
Net cash flows generated from/used in (-) financing activities	(1,487)	(3,876)	22,040
Increase/decrease (-) in cash and cash equivalents	(1,747,545)	33,535	351,994
Cash and cash equivalents at beginning of year	2,233,368	2,143,071	1,861,616
Effect of exchange rate differences on cash and cash equivalents	22,293	56,763	(70,539)
Cash and cash equivalents at end of year	€ 508,117	€ 2,233,368	€ 2,143,071